FINANCIAL INSTRUMENTS - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 136	£ 262
FVOCI assets	9,040	8,481
Total net assets	135	121
Total income/(expense)	2	8	£ (17)
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial Assets And Liabilities	149	130
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	7	11	(30)
Other Level 3 | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	0	1
Other Level 3 liabilities	(14)	(10)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	(1)	10
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(5)	(2)	3
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	35	35
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	12	(8)
Reversionary property interests | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	36	49
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	2	(3)	0
Roll-up mortgage portfolio | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	24
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(1)	(2)	(18)
Other loans | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	22
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	4	(4)
Other securities | Debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
FVOCI assets	34	0
Derivative assets and other Level 3 assets, fair value movements recognised in OCI	£ 0	£ 0	£ 0